Share-Based Compensation - Options Grants (LTIP and PSUs Plans) (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Number of stock options granted (in shares)	31,914	25,250	49,115	51,610
Dividend yield		0.85%	0.99%	1.12%
Expected volatility		37.33%	31.57%	26.29%
Risk-free interest rate		0.60%	0.36%	1.52%
Expected term (years)		4 years	4 years	4 years
July 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Number of stock options granted (in shares)	4,837
Dividend yield	0.79%
Expected volatility	40.47%
Risk-free interest rate	2.87%
Expected term (years)	4 years
March 2022 Grant
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Number of stock options granted (in shares)	27,077
Dividend yield	0.80%
Expected volatility	38.60%
Risk-free interest rate	2.07%
Expected term (years)	4 years
Performance stock units
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Granted (in shares)	18,462	12,103	18,485
Dividend yield	0.93%	0.64%	1.13%
Risk-free interest rate	2.11%	0.29%	0.28%
Expected term (years)	3 years	3 years	3 years
Performance stock units | Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Granted (in shares)		3,775
Dividend yield		0.72%
Risk-free interest rate		0.65%
Expected term (years)		3 years